Financial Assets at FVTPL (Details)	6 Months Ended
Oct. 31, 2023 USD ($)
Financial Assets at FVTPL [Abstract]
Disposed financial assets measured at FVTPL	$ 25,550
Gain on disposal	$ 16,281